Parent Only Financial Statements-Schedule of Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation [Abstract]
Net loss	$ (22,648)	$ 1,199,085	$ 777,811
Adjustment to Reconcile Net Income to Cash Provided by (Used in) Operating Activity [Abstract]
Unrealized gain from investment in funds	22,621	2,621
Changes in operating assets and liabilities
Deposits, other receivables and prepayments	1,453,637	(42,075)	39,266
Accruals and other payables	168,838	(204,686)	210,275
Net cash used in operating activities	(1,215,931)	425,888	295,429
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in funds	(1,300,000)
Net cash used in investing activities	(179,015)	(2,229,458)	(210,598)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of offering costs related to IPO	(1,176,763)	(545,518)	(26,834)
Proceeds from issuance of shares pursuant to IPO from underwriters	6,533,660
Net cash provided by financing activities	5,292,156	521,303	100,145
NET CHANGE IN CASH AND CASH EQUIVALENTS	3,897,210	(1,282,267)	184,976
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	816,771	2,103,655	1,929,192
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	4,699,273	816,771	2,103,655
Parent Company [Member]
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation [Abstract]
Net loss	(1,010,601)	(185,134)	(250,000)
Adjustment to Reconcile Net Income to Cash Provided by (Used in) Operating Activity [Abstract]
Unrealized gain from investment in funds	26,000
Changes in operating assets and liabilities
Deposits, other receivables and prepayments	1,544,434
Accruals and other payables	133,391	(225,000)	250,000
Net cash used in operating activities	(2,447,644)	(410,134)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in funds	(1,300,000)
Repayment from subsidiaries	108,835
Advances to subsidiaries		(109,335)
Net cash used in investing activities	(1,191,165)	(109,335)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of offering costs related to IPO	(1,176,763)	(545,359)
Proceeds from issuance of shares pursuant to IPO from underwriters	6,533,660
Advances from subsidiaries	2,314,586
Advance from a director		1,064,828
Repayment to a Director	(294,904)
Net cash provided by financing activities	7,376,579	519,469
NET CHANGE IN CASH AND CASH EQUIVALENTS	3,737,770
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 3,737,770